Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies
Corporate income tax rate (as a percent)	35.00%	21.00%	34.00%
Decrease in deferred tax assets			$ 14.1